Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Summary of Loss Before Provision (Benefit) For Income Taxes
The UK and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
UK	$928	$(137,973)	$(326,206)
Foreign	(84,228)	(45,307)	(278,248)

Loss before income taxes	$(83,300)	$(183,280)	$(604,454)

Summary of Components of The Provision (Benefit) For Income Taxes
The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
Current:
UK	$1,260	$—	$—
Foreign	4,524	1,827	1,708

Current tax expense	5,784	1,827	1,708

Deferred:
UK	—	—	(13,618)
Foreign	(444)	(113)	209

Deferred tax benefit	(444)	(113)	(13,409)

Total	$5,340	$1,714	$(11,701)

Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations
Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2023	2022	2021
UK provision at statutory rate	23.5%	19.0%	19.0%
Expenses not deductible for tax purposes	(3.8)	3.4	(1.6)
Return to provision	(2.0)	—	(0.4)
Stock based compensation	—	—	(19.7)
Tax rate change	—	—	0.3
Foreign rate difference	0.9	7.7	5.3
Change in valuation allowance	(25.0)	(31.1)	(0.9)

Effective tax rate	(6.4)%	(1.0)%	2.0%

Summary of Components Of Deferred Tax Assets And Liabilities
The Company’s deferred income tax assets and liabilities as of December 31, 2023 and 2022 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$95,150	$95,735
Property and equipment	(74)	(70)
Stock-based compensation	140,906	135,837
Other	—	269

Deferred tax assets before valuation allowance	235,982	231,771
Valuation allowance	(216,988)	(207,657)

Deferred tax assets, net of valuation allowance	18,994	24,114

Deferred tax liabilities:
Outside basis difference	1,911	1,816
Intangible assets	32,418	37,307

Deferred tax liabilities	34,329	39,123

Net deferred tax liabilities	$(15,335)	$(15,009)